HARRIS ASSOCIATES INVESTMENT TRUST

Two North LaSalle Street, Suite 500

Chicago, Illinois 60602

February 2, 2009

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Ladies and Gentlemen:

HARRIS ASSOCIATES INVESTMENT TRUST
1933 ACT REGISTRATION NO. 033-38953
1940 ACT REGISTRATION NO. 811-06279

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Associates Investment Trust (the “Trust”) certifies that:

a.

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via IDEA on January 28, 2009 with an effective date of January 28, 2009.

Very truly yours,

HARRIS ASSOCIATES INVESTMENT TRUST

/s/ Richard J. Gorman
Richard J. Gorman
Vice President